Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Basis of presentation and statement of compliance

Basis of presentation and statement of compliance

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB) and as adopted by the European Union (IFRS). The consolidated financial statements are presented in millions of euros (EURm), except as otherwise noted, and are prepared under the historical cost convention, except as disclosed in the accounting policies below. The notes to the consolidated financial statements also conform to the Finnish accounting legislation.

In 2018, the presentation of certain comparative items in the consolidated statement of financial position and consolidated statement of cash flows have been modified to conform with current year presentation. The changes related to the adoption of IFRS 9, Financial Instruments, and the simplification of presentation of cash flows.

Other information

Other information

This paragraph is included in connection with statutory reporting requirements in Germany. The fully consolidated German subsidiary, Nokia Solutions and Networks GmbH & Co. KG, registered in the commercial register of Munich under HRA 88537, has made use of the exemption available under § 264b and § 291 of the German Commercial Code (HGB).

Principles of consolidation

Principles of consolidation

The consolidated financial statements comprise the financial statements of the Parent Company, and each of those companies over which it exercises control. Control over an entity exists when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. When the Group has less than a majority of voting or similar rights in an entity, the Group considers all relevant facts and circumstances in assessing whether it has power over an entity, including the contractual arrangements, and voting rights and potential voting rights. The Group reassesses whether or not it controls an entity if facts and circumstances indicate that there are changes to the elements of control.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control over the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control in a subsidiary, the related assets, liabilities, non-controlling interest and other components of equity are derecognized with any gain or loss recognized in the consolidated income statement. Any investment retained in the former subsidiary is measured at fair value.

All intercompany transactions are eliminated as part of the consolidation process. Non-controlling interests are presented separately as a component of net profit or loss and are shown as a component of shareholders’ equity in the consolidated statement of financial position.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured as the aggregate of the fair values of the assets transferred, liabilities incurred towards the former owners of the acquired entity or business and equity instruments issued. Acquisition-related costs are recognized as expenses in the consolidated income statement in the period in which the costs are incurred and the related services are received with the exception of costs directly attributable to the issuance of equity instruments that are accounted for as a deduction from equity.

Identifiable assets acquired and liabilities assumed are measured at the acquisition date fair values. The Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets on a business combination by business combination basis. The excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests over the acquisition date fair values of the identifiable net assets acquired is recorded as goodwill.

Investment in associates and joint ventures

Investment in associates and joint ventures

An associate is an entity over which the Group exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about relevant activities require the unanimous consent of the parties sharing control.

The Group’s investments in associates and joint ventures are accounted for using the equity method. Under the equity method, the investment in an associate or joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate or joint venture since the acquisition date. The Group’s share of profits and losses of associates and joint ventures is included in the consolidated income statement outside operating profit or loss. Any change in other comprehensive income (OCI) of associates and joint ventures is presented as part of the Group’s OCI.

After application of the equity method, as of each reporting date, the Group determines whether there is objective evidence that the investment in an associate or joint venture is impaired. If there is such evidence, the Group recognizes an impairment loss that is calculated as the difference between the recoverable amount of the associate or joint venture and its carrying value. The impairment loss is presented in ‘Share of results of associated companies and joint ventures’ in the consolidated income statement.

Non-current assets held for sale (or disposal groups) and discontinued operations

Non-current assets held for sale (or disposal groups) and discontinued operations

Non-current assets or disposal groups are classified as assets held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset, or the disposal group, must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets or disposal groups, and the sale must be highly probable. These assets, or in the case of disposal groups, assets and liabilities, are presented separately in the consolidated statement of financial position and measured at the lower of the carrying amount and fair value less costs to sell. Non-current assets classified as held for sale, or included in a disposal group classified as held for sale, are not depreciated or amortized.

Discontinued operations are reported when a component of the Group, comprising operations and cash flows that can be clearly distinguished both operationally and for financial reporting purposes from the rest of the Group, is classified as held for sale or has been disposed of, or the component represents a major line of business or geographical area of operations, or is a part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Profit or loss from Discontinued operations is reported separately from income and expenses from Continuing operations in the consolidated income statement, with prior periods presented on a comparative basis. Cash flows for Discontinued operations are presented separately in the notes to the consolidated financial statements. Intra-group revenues and expenses between Continuing and Discontinued operations are eliminated.

Revenue recognition

Revenue recognition

On January 1, 2018, the Group adopted IFRS 15, Revenue from Contracts with Customers. IFRS 15 establishes a five-step model that applies to revenue arising from contracts with customers. Under IFRS 15, revenue is recognized to reflect the transfer of promised goods and services to customers for amounts that reflect the consideration to which the Group expects to be entitled in exchange for those goods and services.

The Group accounts for a contract with a customer when the contract has been approved in writing and both parties are committed to perform their respective obligations, the rights, including payment terms, regarding the goods and services to be transferred can be identified, the contract has commercial substance, and collection of the consideration to which the Group expects to be entitled is probable. In accordance with IFRS 15, management considers only legally enforceable rights in evaluating the accounting for contracts with customers. As such, frame agreements that do not create legally enforceable rights and obligations are accounted for based on the issuance of subsequent legally binding purchase orders under the frame agreements.

Since a significant part of the Group’s business is conducted under framework agreements with no fixed commitment on the overall project scope, consideration on whether the subsequent purchase orders should be treated as separate contracts or modifications to the existing contract is deemed as a critical judgment impacting both timing and allocation of revenue. A contract modification or a purchase order is accounted for as a separate contract if the scope of the contract increases by additional distinct goods or services, and the price of the contract increases by an amount that reflects the standalone selling price of those additional goods or services. In case the additional goods or services are distinct but not sold at a standalone selling price, the contract modification is accounted for prospectively. In cases where the additional goods or services are not distinct, the modification is accounted for through a cumulative catch-up adjustment.

The Group recognizes revenue from contracts with customers to reflect the transfer of promised goods and services to customers for amounts that reflect the consideration to which the Group expects to be entitled in exchange for those goods and services. The consideration may include a variable amount which the Group estimates using the most likely amount method. Items causing variability include for example volume discounts and sales-based or usage-based royalties. The Group includes variable consideration into the transaction price only to the extent that it is highly probable that a significant revenue reversal will not occur. The transaction price also excludes amounts collected on behalf of third parties.

The Group’s payment terms are on average 90 to 180 days. Invoices are generally issued as control transfers and/or as services are rendered. When this is not the case the Group recognizes a contract asset or liability depending on the timing of payment versus transfer of control. In case the timing of payments provides either the customer or the Group with a significant benefit of financing, the transaction price is adjusted for the effect of financing and the related interest revenue or interest expense is presented separately from revenue. As a practical expedient, the Group does not account for financing components if the consideration is received in one year or less before or after the goods or services have been transferred to the customer.

The Group enters into contracts with customers consisting of any combination of hardware, services and intellectual property. The associated revenue recognized for such contracts depends on the nature of the underlying goods and services provided. The Group identifies all the promised goods and services in a customer contract at contract inception to determine which represent distinct goods and services. The promises in the contract might include for example sale of goods, granting licenses, and granting options to purchase additional goods or services that may provide the customer with a material right. The Group considers there to be a distinct performance obligation if the customer can benefit from the good or service either on its own or together with other resources readily available, and if the Group’s promise to transfer the good or service is separately identifiable from other promises in the contract.

The Group allocates the transaction price to each distinct performance obligation on the basis of their stand-alone selling prices, relative to the overall transaction price. If a stand-alone selling price is not observable, it is estimated. The transaction price may include a discount or a variable amount of consideration that relates entirely to a part of the contract. Except when the Group has observable evidence that the entire discount relates to only one or more, but not all, performance obligations in a contract, the Group allocates the discount proportionately to all performance obligations in the contract.

Revenue is recognized when, or as, the Group satisfies a performance obligation by transferring a promised good or service to a customer which is when the customer obtains control of that good or service. The amount of revenue recognized is the amount allocated to the satisfied performance obligation based on the relative standalone selling prices. A performance obligation may be satisfied at a point in time or over time.

Sale of products

The Group manufactures and sells a range of networking equipment, covering the end-to-end requirements of network operators. Revenue for these products is recognized when control of the products has transferred, the determination of which may require judgment. Typically, for standard equipment sales, control transfers upon delivery. For more complex solutions, control generally transfers upon acceptance.

In some arrangements, mainly within the submarine cable business, the Group provides its customer with products in a way that meets the over time revenue recognition criteria, as the Group’s performance does not create an asset with an alternative use, and the Group has enforceable rights to payment for the work completed to date. In these arrangements, progress is measured by using the output method, as that is a faithful depiction of how the customer obtains control of the performance by the Group. The output measure selected by the Group may vary from each contract depending on the nature of contract.

Sale of services

The Group provides services related to the provision of networking equipment, ranging from managing a customer’s network and product maintenance services to network installation, integration and optimization. Revenue for each separate service performance obligation is recognized as or when the customer obtains the benefits of the Group’s performance. Service revenue is recognized over time for managed and maintenance services, as in these cases the Group performs throughout a fixed contract term and the customer simultaneously receives and consumes the benefits as the Group performs. In some cases, services provided by the Group must be accepted by the Customer after such services are performed. In these cases, revenue is generally recognized when the Group receives the customer acceptance.

Sale of intellectual property licenses

The Group provides its customers with licenses to intellectual property (IP) owned by the Group both by granting licenses of software developed by the Group and by granting customers with rights to benefit from the Group’s IP in their products. When a software license is sold, revenue is recognized upon delivery or acceptance of the software, as the Group has determined its software meets the right-to-use criteria established under IFRS 15.

When the Group grants customers a license to use IP owned by the Group, the associated license fee revenue is recognized in accordance with the substance of the relevant agreements. In the majority of cases, the Group retains obligations to continue to develop and make available to the customer the latest IP in the licensed assets during the contract term, and therefore revenue is recognized pro rata over the period during which the Group is expected to perform. Recognition of the revenue as pro rata over the term of the license is considered the most faithful depiction of the Group’s satisfaction of the performance obligation as the IP being licensed towards the customer includes new inventions patented by the Group that are highly interdependent and interrelated and created through the course of its continuous R&D efforts. Such R&D efforts are relatively stable throughout the year. In some contracts, the Group has no remaining obligations to perform after granting a license to the initial IP, and licensing fees are non-refundable. In these cases, revenue is recognized at the beginning of the license term.

One License Agreement continues to be accounted for under IAS 18 Revenue as it was determined to be a completed contract as defined in the transition guidance of the IFRS 15 standard, refer to Note 8, Revenue recognition.

Refer to Note 4, Use of estimates and critical accounting judgments, related to the determination of revenue to be recognized each period.

Government grants

Government grants

Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attached to them and the grants will be received. Government grants received as compensation for expenses or losses incurred are recognized in the consolidated income statement as a deduction against the related expenses. Government grants related to assets are presented in the consolidated statement of financial position as deferred income and recognized as income over the same period the asset is depreciated or amortized.

Government grants received in the form of R&D tax credits are recognized as a deduction against R&D expenses if the amount of the tax credit is linked to the amount of R&D expenditures incurred by the Group and the tax credit is a fully collectible asset which will be paid in cash by the government in case the Group is not able to offset it against its income tax payable. R&D tax credits that do not meet both conditions are recognized as income tax benefit.

Employee benefits

Employee benefits

Pensions and other post-employment benefits

The Group companies have various post-employment plans in accordance with the local conditions and practices in the countries in which they operate. The plans are generally funded through payments to insurance companies or contributions to trustee-administered funds as determined by periodic actuarial calculations.

In a defined contribution plan, the Group’s legal or constructive obligation is limited to the amount that it agrees to contribute to the fund. The Group’s contributions to defined contribution plans, multi-employer and insured plans are recognized in the consolidated income statement in the period to which the contributions relate. If a pension plan is funded through an insurance contract where the Group does not retain any legal or constructive obligations, the plan is treated as a defined contribution plan. All arrangements that do not fulfill these conditions are considered defined benefit plans.

For defined benefit plans, including pension and post-retirement healthcare and life insurance, costs are assessed using the projected unit credit method: the cost is recognized in the consolidated income statement so as to spread the benefit over the service lives of employees. The defined benefit obligation is measured as the present value of the estimated future cash outflows using interest rates on high-quality corporate bonds or government bonds with maturities that most closely match expected payouts of benefits. The liability or asset recognized in the consolidated statement of financial position is the present value of the defined benefit obligation as of the reporting date less the fair value of plan assets including effects of any asset ceiling.

Service cost related to employees’ service in the current period is presented within cost of sales, research and development expenses or selling, general and administrative expenses and net interest is presented within financial income and expenses in the consolidated income statement. Past service costs or gains arising from plan amendments and curtailments, as well as gains and losses on settlements, are recognized immediately in the consolidated income statement as part of other operating income or expense when the plan amendment, curtailment or settlement occurs. Remeasurements in the defined benefit liability and asset comprise actuarial gains and losses arising from experience adjustments, changes in actuarial assumptions, changes in the effect of the asset ceiling and the return on plan assets, excluding amounts recognized in net interest. Remeasurements are recognized immediately in the consolidated statement of financial position with a corresponding debit or credit to fair value and other reserves in shareholders’ equity through other comprehensive income in the period in which they occur and are not reclassified to the consolidated income statement in subsequent periods.

Actuarial valuations for the Group’s defined benefit post-employment plans are performed annually or when a material plan amendment, curtailment or settlement occurs.

Termination benefits

Termination benefits

Termination benefits are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal, or providing termination benefits as a result of an offer made to encourage voluntary redundancy. Local laws may provide employees with the right to benefits from the employer upon termination whether the termination is voluntary or involuntary. For these specific termination benefits, the portion of the benefit that the Group would be required to pay to the employee in the case of voluntary termination is treated as a legal obligation determined by local law and accounted for as a defined benefit arrangement as described in the pensions section above.

Share-based payment

Share-based payment

The Group offers three types of global equity-settled share-based compensation plans for employees: performance shares, restricted shares and the employee share purchase plan.

Employee services received and the corresponding increase in equity are measured by reference to the fair value of the equity instruments as of the grant date, excluding the impact of any non-market vesting conditions. Non-market vesting conditions attached to the performance shares are included in assumptions about the number of shares that the employee will ultimately receive. The Group reviews the assumptions made on a regular basis and, where necessary, revises its estimates of the number of performance shares that are expected to be settled. Plans that apply tranched vesting are accounted for under the graded vesting model. Share-based compensation is recognized as an expense in the consolidated income statement over the relevant service periods.

Income taxes

Income taxes

The income tax expense comprises current tax and deferred tax. Tax is recognized in the consolidated income statement except to the extent that it relates to items recognized in other comprehensive income, or directly in equity; then the related tax is recognized in other comprehensive income or equity, respectively.

Current taxes are based on the results of Group companies and are calculated using the local tax laws and tax rates that are enacted or substantively enacted as of each reporting date. Corporate taxes withheld at the source of the income on behalf of Group companies are accounted for in income taxes where determined to represent a tax on net income.

The Group periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It adjusts the amounts recorded, where appropriate, on the basis of amounts expected to be paid to the tax authorities. The amount of current income tax liabilities for uncertain income tax positions is recognized when it is more likely than not that certain tax positions may not be fully sustained upon review by tax authorities. The amounts recorded are based upon the estimated future settlement amount as of each reporting date.

Deferred taxes

Deferred tax assets and liabilities are determined using the liability method for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax assets are recognized to the extent it is probable that future taxable profit will be available against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized in the relevant jurisdictions. Deferred tax assets are assessed for realizability as of each reporting date. When circumstances indicate it is no longer probable that deferred tax assets will be utilized, adjustments are made as necessary. Deferred tax liabilities are recognized for temporary differences that arise between the fair value and the tax base of identifiable net assets acquired in business combinations.

Deferred tax assets and deferred tax liabilities are offset for presentation purposes when there is a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously in each future period in which significant amounts of deferred tax liabilities or deferred tax assets are expected to be settled or recovered.

Deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries, associates and joint arrangements, except for deferred tax liability where the timing of the reversal of the temporary difference is controlled by the Group, and it is probable that the temporary difference will not reverse in the foreseeable future.

The enacted or substantively enacted tax rates as of each reporting date that are expected to apply in the period when the asset is realized or the liability is settled are used in the measurement of deferred tax assets and deferred tax liabilities. Deferred tax assets and liabilities are not discounted.

Functional currency

Functional and presentation currency

The financial statements of all Group companies are measured using functional currency, which is the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in euro, the functional and presentation currency of the Parent Company.

Foreign currency translation

Transactions in foreign currencies

Transactions in foreign currencies are recorded at exchange rates prevailing as of the dates of the individual transactions. For practical reasons, a rate that approximates the actual rate as of the date of the transaction is often used. Monetary assets and liabilities denominated in foreign currency are valued at the exchange rates prevailing at the end of the reporting period. Foreign exchange gains and losses arising from monetary assets and liabilities as well as fair value changes of related hedging instruments are recognized in financial income and expenses in the consolidated income statement. Unrealized foreign exchange gains and losses related to non-monetary non-current financial investments are included in the fair value measurement of these investments and recognized in other income and expenses in the consolidated income statement.

Foreign Group companies

All income and expenses of foreign Group companies where the functional currency is not the euro are translated into euro at the average foreign exchange rates for the reporting period. All assets and liabilities of foreign Group companies are translated into euro at foreign exchange rates prevailing at the end of the reporting period. Differences resulting from the translation of income and expenses at the average rate and assets and liabilities at the closing rate are recognized as translation differences in consolidated statement of comprehensive income. On the disposal of all or part of a foreign group company through sale, liquidation, repayment of share capital or abandonment, the cumulative amount or proportionate share of translation differences is recognized as income or expense when the gain or loss on disposal is recognized.

Intangible assets

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as of the date of acquisition. Internally generated intangibles, except for development costs that may be capitalized, are expensed as incurred. Development costs are capitalized only if the Group has the technical feasibility to complete the asset; has an ability and intention to use or sell the asset; can demonstrate that the asset will generate future economic benefits; has resources available to complete the asset; and has the ability to measure reliably the expenditure during development.

Following initial recognition, intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. Intangible assets are amortized over their useful lives, generally three to ten years, using the straight-line method which is considered reflecting best the pattern in which the asset’s future economic benefits are expected to be consumed. Depending on the nature of the intangible asset, the amortization charges are presented within cost of sales, research and development expenses or selling, general and administrative expenses in the consolidated income statement.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Depreciation is recorded on a straight-line basis over the expected useful lives of the assets as follows:

Buildings and constructions
Buildings and constructions	20–33 years
Light buildings and constructions	3–20 years
Machinery and equipment
Production machinery, measuring and test equipment	1–5 years
Other machinery and equipment	3–10 years

Land and water areas are not depreciated.

Maintenance, repairs and renewals are generally expensed in the period in which they are incurred. However, major renovations are capitalized and included in the carrying amount of the asset when it is probable that future economic benefits in excess of the originally assessed standard of performance of the existing asset will flow to the Group. Major renovations are depreciated over the remaining useful life of the related asset. Leasehold improvements are depreciated over the shorter of the lease term and the useful life. Gains and losses on the disposal of property, plant and equipment are included in operating profit or loss.

Leases

Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards incidental to ownership to the lessee. All other leases are classified as operating leases.

The Group has entered into various operating lease contracts as a lessee. The related payments are treated as rental expenses and recognized in the consolidated income statement on a straight-line basis over the lease terms unless another systematic approach is more representative of the pattern of the benefit.

The Group does not have any significant finance lease arrangements.

Impairment of goodwill, other intangible assets and property, plant and equipment

Impairment of goodwill, other intangible assets and property, plant and equipment

The Group assesses the recoverability of the carrying value of goodwill, other intangible assets and property, plant and equipment if events or changes in circumstances indicate that the carrying value may be impaired. In addition, the Group tests the carrying value of goodwill for impairment annually even if there is no indication of impairment.

Factors that the Group considers when it reviews indications of impairment include, but are not limited to, underperformance of the asset relative to its historical or projected future results, significant changes in the manner of using the asset or the strategy for the overall business, and significant negative industry or economic trends.

Goodwill is allocated to the cash-generating units or groups of cash-generating units that are expected to benefit from the synergies of the related business combination and that reflect the lowest level at which goodwill is monitored for internal management purposes. A cash-generating unit, as determined for the purposes of the Group’s goodwill impairment testing, is the smallest group of assets, including goodwill, generating cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The carrying value of a cash-generating unit includes its share of relevant corporate assets allocated to it on a reasonable and consistent basis. When the composition of one or more groups of cash generating units to which goodwill has been allocated is changed, the goodwill is reallocated based on the relative fair value of the affected groups of cash generating units.

The Group conducts its impairment testing by determining the recoverable amount for an asset or a cash-generating unit. The recoverable amount of an asset or a cash-generating unit is the higher of its fair value less costs of disposal and its value-in-use. The recoverable amount is compared to the asset’s or cash-generating unit’s carrying value. If the recoverable amount for the asset or cash-generating unit is less than its carrying value, the asset is considered impaired and is written down to its recoverable amount. Impairment losses are presented in other expenses, or as a separate line item if significant, in the consolidated income statement.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using standard cost, which approximates actual cost on a first-in first-out (FIFO) basis. Net realizable value is the amount that can be realized from the sale of the inventory in the normal course of business after allowing for the costs of realization. In addition to the cost of materials and direct labor, an appropriate proportion of production overhead is included in the inventory values. An allowance is recorded for excess inventory and obsolescence based on the lower of cost and net realizable value.

Fair value measurement

Fair value measurement

A number of financial instruments are measured at fair value as of each reporting date after initial recognition. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest by using quoted market rates, discounted cash flow analyses and other appropriate valuation models. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All assets and liabilities for which fair values are being measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1—Quoted (unadjusted) market prices for exchange-traded products in active markets for identical assets or liabilities;

Level 2—Valuation techniques for which significant inputs other than quoted prices are directly or indirectly observable; and

Level 3—Valuation techniques for which significant inputs are unobservable.

The Group categorizes assets and liabilities that are measured at fair value on a recurring basis into an appropriate level of the fair value hierarchy at the end of each reporting period.

Financial assets

Classification and measurement of financial assets

The Group has classified its financial assets in the following three categories: financial assets measured at amortized cost, financial assets measured at fair value through other comprehensive income and financial assets measured at fair value through profit and loss. The selection of the appropriate category is made based on both the Group’s business model for managing the financial asset and on the contractual cash flow characteristics of the asset.

The Group’s business model for managing financial assets is defined on portfolio level. The business model must be observable on practical level by the way business is managed. The cash flows of financial assets measured at amortized cost are solely payments of principal and interest. These assets are held within a business model which has an objective to hold assets to collect contractual cash flows. Financial assets measured at fair value through other comprehensive income have cash flows that are solely payments of principal and interest and these assets are held within a business model which has an objective that is achieved both by holding financial assets to collect contractual cash flows and selling financial assets. Financial assets measured at fair value through profit and loss are assets that do not fall in either of these two categories. In addition to the classification as described above, the accounting for financial assets is impacted if the financial asset is part of a hedging relationship (see below the section on Hedge accounting).

All purchases and sales of financial assets are recorded on the trade date, that is, when the Group commits to purchase or sell the asset. A financial asset is de-recognized when substantially all the risks and rewards related to the financial asset have been transferred to a third party that assumes control of the financial asset.

Non-current financial investments

Non-current financial investments include investments in unlisted private equity shares, technology-related publicly quoted shares and unlisted venture funds and are classified as fair value through profit and loss. These equity investments are initially recognized and subsequently remeasured at fair value.

Fair value is estimated using a number of methods, including, but not limited to: quoted market rates; the current market value of similar instruments; prices established from a recent arm’s-length financing transaction of target companies; and analysis of market prospects and operating performance of target companies, taking into consideration public market comparable companies in similar industry sectors. The Group uses judgment in selecting the appropriate valuation methodology as well as underlying assumptions based on existing market practice and conditions.

Fair value adjustments, foreign exchange gains and losses as well as realized gains and losses from the disposal of these investments are recognized within other income and expenses in the consolidated income statement. Weighted average method is used to determine the cost basis of the investments disposed.

Other non-current financial assets

Other non-current financial assets include restricted assets and other receivables, customer and vendor financing related loan receivables and certain other investments of a long-term nature.

Restricted assets and other receivables include restricted bank deposits and other loan receivables. These assets are initially measured at fair value and in subsequent periods at amortized cost using the effective interest method. Interest calculated using the effective interest method as well as foreign exchange gains and losses are recognized in financial income and expenses in the consolidated income statement. For these assets, a loss allowance is calculated on a quarterly basis based on a review of collectability and available collateral, recorded as an adjustment to the carrying amount of the investment and recognized in other financial expenses in the consolidated income statement.

Customer and vendor related loan receivables are managed in a portfolio with a business model of holding investments to collect principal and interest as well as selling investments. They are initially recognized and subsequently remeasured at fair value determined using discounted cash flow method. The changes in fair value are recognized in fair value reserve in other comprehensive income. Interest calculated using the effective interest method as well as foreign exchange gains and losses are recognized in financial income and expenses in the consolidated income statement. Estimated credit loss is typically based on 12 month expected credit loss for existing loans and estimated additional draw-downs during that period, refer to Impairments section for further detail. Loss allowance is calculated on a quarterly basis based on a review of collectability and available collateral, derecognized from other comprehensive income and recognized in other financial expenses in the consolidated income statement. In case a receivable is sold, the impact of expected credit loss is reversed, and the full gain or loss incurred for the sale is recorded in financial income and expenses in the consolidated income statement.

The cash flows of other investments of a long-term nature do not fulfil the criteria of being solely payments of principal and interest. These investments are initially recognized and subsequently remeasured at fair value using quoted market rates, discounted cash flow models or other appropriate valuation methods as of the reporting date. Fair value adjustments, foreign exchange gains and losses as well as realized gains and losses from the disposal of these investments are mainly recognized within financial income and expenses in the consolidated income statement.

Other current financial assets

Other current financial assets include current part of other non-current financial assets and short-term loan receivables as well as derivative assets that are discussed separately in Derivative financial instruments section below.

Short-term loan receivables are initially measured at fair value and in subsequent periods measured at amortized cost using the effective interest method. Interest calculated using the effective interest method as well as foreign exchange gains and losses are recognized in financial income and expenses in the consolidated income statement. For these loans, a loss allowance is calculated on a quarterly basis based on a review of collectability and available collateral, recorded as an adjustment to the carrying amount of the investment and recognized in other financial expenses in the consolidated income statement.

Trade receivables

Trade receivables arise from contracts with customers and represent an unconditional right to receive the consideration and only the passage of time is required before the consideration is received. The business model for managing trade receivables is holding receivables to collect contractual cash flows and selling receivables. Trade receivables are initially recognized and subsequently remeasured at fair value, determined using discounted cash flow method. The changes in fair value are recognized in fair value reserve in other comprehensive income. Upon  adoption of IFRS 9, the Group applies a simplified approach to recognizing a loss allowance on trade receivables based on measurement of lifetime expected credit losses arising from trade receivables without significant financing components. Refer to Note 4, Use of estimates and critical accounting judgments, for disclosure of the use of estimates and critical accounting judgments necessary in the estimation of such loss allowances. Loss allowances on trade receivables are recognized in other operating expenses in the consolidated income statement. If trade receivables are sold, the difference between the carrying amount derecognized and the consideration received is recognized in financial expenses in the consolidated income statement.

Current financial investments

The Group invests a portion of the corporate cash needed to cover the projected cash outflows of its ongoing business operations in highly liquid, interest-bearing investments. Current financial investments may include investments measured at amortized cost, investments measured at fair value through other comprehensive income and investments measured at fair value through profit and loss.

Corporate cash investments in bank deposits used as collaterals for derivative transactions are initially measured at fair value and in subsequent periods measured at amortized cost using the effective interest method. Interest calculated using the effective interest method as well as foreign exchange gains and losses are recognized in financial income and expenses in the consolidated income statement.

Corporate cash investments in bank deposits as well as fixed income and money market securities with initial maturity or put feature longer than three months that have characteristics of solely payments of principal and interest and are not part of a structured investments, are managed in a portfolio with a business model of holding investments to collect principal and interest as well as selling investments, and are classified as fair value through other comprehensive income. In this portfolio investments are executed with the main purpose of collecting contractual cash flows and principal repayments. However, investments are sold from time to time for bucket rebalancing needs as well as liquidity management and market risk mitigation purposes.

The fair value of these investments is determined using quoted market rates, discounted cash flow models or other appropriate valuation methods as of the reporting date. The changes in fair value are recognized in fair value reserve in other comprehensive income. Interest calculated using the effective interest method as well as foreign exchange gains and losses are recognized in financial income and expenses in the consolidated income statement. When an investment is disposed of, the related accumulated fair value changes are derecognized from other comprehensive income and recognized in financial income and expenses in the consolidated income statement. The FIFO method is used to determine the cost basis of fixed-income securities being disposed of.

Due to the high credit quality of the Group’s investment portfolio, the estimated credit loss is normally based on 12 month expected credit loss. Loss allowance is calculated on a quarterly basis, derecognized from other comprehensive income and recognized in other financial expenses in the consolidated income statement.

Corporate cash investments may also include money market funds that do not qualify as cash equivalents, investments acquired for trading purposes, investment structures consisting of securities traded in combination with derivatives with complementing and typically offsetting risk factors and other investments that have cash flows not being solely payments of principal and interest. In this portfolio investments are executed with the purpose of collecting contractual cash flows and principal repayments as well as for capital appreciation and can be sold at any time.

These investments are initially recognized and subsequently remeasured at fair value determined using quoted market rates, discounted cash flow models or other appropriate valuation methods as of the reporting date. Fair value adjustments, foreign exchange gains and losses and realized gains and losses are recognized in financial income and expenses in the consolidated income statement.

Cash and cash equivalents

Cash and cash equivalents include cash at bank and in hand as well as highly liquid, fixed-income and money-market investments that are readily convertible to known amounts of cash with maturities at acquisition of three months or less, as well as bank deposits with maturities or contractual call periods at acquisition of three months or less. Due to the high credit quality and short-term nature of these investments, there is an insignificant risk of change in value. Investments in money market funds that have a risk profile consistent with the afore-mentioned criteria are also classified as cash equivalents. Investments that have cash flows that are solely payments of principal and interest are measured at amortized cost. All other investments are measured at fair value through profit and loss.

Financial liabilities

Classification and measurement of financial liabilities

The Group has classified its financial liabilities in the following categories: financial liabilities measured at amortized cost and financial liabilities measured at fair value through profit and loss. The Group classifies derivative liabilities at fair value through profit and loss and all other financial liabilities at amortized cost.

All financial liabilities are initially recognized at fair value and, in case of borrowings and payables, net of transaction costs. Financial liabilities are derecognized when the related obligation is discharged or cancelled or expired. Additionally, a substantial modification of the terms of an existing financial liability is accounted for as a derecognition of the original financial liability and the recognition of a new financial liability. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid is recognized in interest expenses in the consolidated income statement.

Interest-bearing liabilities

Long-term interest-bearing liabilities are measured at amortized cost using the effective interest method. Short-term interest-bearing liabilities, including current part of long-term interest-bearing liabilities and collaterals for derivative transactions, are measured at amortized cost using the effective interest method.

Transaction costs, interest calculated using the effective interest method as well as foreign exchange gains and losses are recognized in financial income and expenses in the consolidated income statement.

Other financial liabilities

Other financial liabilities mainly include a conditional obligation to China Huaxin as part of the Nokia Shanghai Bell definitive agreements where China Huaxin obtained the right to fully transfer its ownership interest in Nokia Shanghai Bell to the Group in exchange for a future cash settlement. The present value discount on the financial liability is recognized in interest expenses and any changes in the estimated future cash settlement is recognized in financial income and expense in the consolidated income statement.

Other financial liabilities also include derivative liabilities that are discussed separately in Derivative financial instruments section below.

Trade payables

Trade payables are carried at invoiced amount which is considered to be equal to the fair value due to the short-term nature of the Group’s trade payables.

Impairments

Impairments

Impairment requirements apply to the recognition of a loss allowance for expected credit losses (ECL) on financial assets measured at amortized cost, financial assets measured at fair value through other comprehensive income, financial guarantee contracts and loan commitments. The Group continuously assesses its financial instruments on a forward-looking basis and accounts for the changes in ECL on a quarterly basis using the following method:

▪	ECL = PD x LGD x EAD
▪

Probability of Default (PD) is estimated separately for the centralized investment portfolio and non-centralized investments. The estimate is based on the credit rating profile of these investments, unless there are specific events that would indicate that the credit rating would not be an appropriate basis for estimating credit risk at the reporting date.

▪

For Loss Given Default (LGD) the recovery rate is also estimated separately for centralized investment portfolios and non-centralized investments and is based on the type of investment as well as related collateral arrangements, if any.

▪	Exposure at Default (EAD) is normally the nominal value of the investment or financial guarantee. For loan commitments EAD is based on estimated draw-down amounts for the next 12 months.

All the Group’s current investments at amortized cost and fair value through other comprehensive income are considered to have low credit risk, and the loss allowance recognized during the period is therefore limited to 12 months expected losses. Financial instruments that are rated as investment grade are considered to have low credit risk for the purposes of this assessment.

For other non-current financial assets, loans, loan commitments and financial guarantees extended to third parties, the ECL is calculated separately for each significant counterparty using the method described above, including the impact of any collateral arrangements or other credit enhancements to LGD. The estimate is based on 12-month ECL unless there has been a significant increase in credit risk for the specific counterparty since the initial recognition, in which case lifetime ECL is estimated. Breaches of contract, credit rating downgrades and other credit measures are typical indicators that the Group takes into consideration when assessing, whether the credit risk on a financial instrument has increased significantly since initial recognition.

The change in the amount of loss allowance for ECL is recognized as an impairment gain or loss in financial income and expenses in the consolidated income statement. For assets carried at amortized cost the loss allowance is recorded as an adjustment to the carrying amount. For assets carried at fair value through other comprehensive income the loss allowance is recorded as an adjustment in other comprehensive income instead of adjusting the carrying amount that has already been recorded at fair value. For financial guarantee contracts the loss allowance is recognized as an other liability in the statement of financial position.

Impairment losses on contract assets arising from the Group’s contracts with customers are recognized as other operating expenses in the consolidated income statement.

Derivative financial instruments

Derivative financial instruments

All derivatives are recognized initially at fair value on the date a derivative contract is entered into and subsequently remeasured at fair value. The method of recognizing the resulting gain or loss varies according to whether the derivatives are designated and qualify under hedge accounting.

The cash flows of a hedge are classified as cash flows from operating activities in the consolidated statement of cash flows in case the underlying hedged items relate to the Group’s operating activities. When a derivative contract is accounted for as a hedge of an identifiable position relating to financing or investing activities, the cash flows of the contract are classified in the same way as the cash flows of the position being hedged. Certain derivatives are hedging the foreign exchange risk of the Group’s cash position and their cash flows are included in foreign exchange adjustment in the consolidated statement of cash flows.

Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss

Foreign exchange forward contracts are valued at market-forward exchange rates. Changes in fair value are measured by comparing these rates with the original contract-forward rate. Currency options are valued as of each reporting date by using the Garman & Kohlhagen option valuation model. Changes in fair value are recognized in the consolidated income statement.

Fair values of forward rate agreements, interest rate options, futures contracts and exchange-traded options are calculated based on quoted market rates as of each reporting date. Discounted cash flow method is used to value interest rate and cross currency swaps. Changes in fair value are recognized in the consolidated income statement.

For derivatives not designated under hedge accounting but hedging identifiable exposures such as anticipated foreign currency denominated sales and purchases, the gains and losses are recognized in other income or expenses in the consolidated income statement. The gains and losses on all other derivatives not designated under hedge accounting are recognized in financial income and expenses in the consolidated income statement.

Embedded derivatives included in contracts, if any, are identified and monitored by the Group. For host contracts that are not financial assets containing embedded derivatives that are not closely related, the embedded derivatives are separated and measured at fair value as of each reporting date with changes in fair value recognized in financial income and expenses in the consolidated income statement. For host contracts that are financial assets containing embedded derivatives the whole contract is measured at fair value as of each reporting date with changes in fair value recognized in financial income and expenses in the consolidated income statement.

Hedge accounting

Hedge accounting

The Group applies hedge accounting on certain foreign exchange forward contracts, options or option strategies, and interest rate derivatives. Qualifying options and option strategies have zero net premium, or a net premium paid. For option structures, the critical terms of the purchased and written options are the same and the nominal amount of the written option component is not greater than that of the purchased option.

In the fair valuation of foreign exchange forward contracts, the Group separates the spot element and the forward element including the impact of foreign currency basis and forward points, that is considered as the cost of hedging for foreign exchange forward contracts. In the fair valuation of foreign exchange option contracts, the Group separates the intrinsic value and time value, that is considered as the cost of hedging for foreign exchange option contracts. In the fair valuation of cross currency swaps, the Group separates the foreign currency basis spread that is considered as the cost of hedging for cross currency swaps.

Cash flow hedges: hedging of forecast foreign currency denominated sales and purchases

The Group applies cash flow hedge accounting primarily to forecast business foreign exchange exposure that arises from highly probable forecast operative business transactions. The risk management strategy is to hedge material net exposures (identified standard sales exposure minus identified standard costs exposure) by using foreign exchange forwards and foreign exchange options in a layered hedging style that follows defined hedge ratio ranges and hedge maturities in quarterly time buckets. The hedged item must be highly probable and present an exposure to variations in cash flows that could ultimately affect profit or loss.

The Group only designates the spot element of the foreign exchange forward contract as the hedging instrument. Currency options, or option strategies, may also be used for cash flow hedging, in which case the intrinsic value of the option is designated as the hedging instrument. Hedge effectiveness is assessed at inception and quarterly during the hedge relationship to ensure that an economic relationship exists. As the Group only enters in hedge relationships where the critical terms match, the assessment of effectiveness is done on a qualitative basis.

For qualifying foreign exchange forwards and foreign exchange options, the change in fair value that reflects the change in spot exchange rates on a discounted basis is recognized in hedging reserve in other comprehensive income. The changes in the forward element of the foreign exchange forwards and the time value of the options that relate to hedged items are deferred in the cost of hedging reserve in other comprehensive income and are subsequently accounted for in the same way as the spot element or intrinsic value.

In each quarter the Group evaluates whether the forecast sales and purchases are still expected to occur. If a portion of the hedged cash flow is no longer expected to occur, all related deferred gains or losses are derecognized from other comprehensive income and recognized in other income and expenses in the consolidated income statement as hedge accounting criteria is no longer met. If the hedged cash flow ceases to be highly probable, but is still expected to occur, accumulated gains and losses remain in other comprehensive income until the hedged cash flow affects profit or loss.

The Group’s risk management objective is to hedge forecast cash flows until the related revenue has been recognized. Each hedge relationship is discontinued during the quarter when the hedge matures, which is also the quarter that it has been designated to hedge. At this point the accumulated profit or loss of cash flow hedges is recycled to other income and expenses in the consolidated income statement.  In case the forecast amount of revenue is not recognized during a quarter, the full accumulated profit or loss of cash flow hedges designated for said quarter is still recycled and the portion related to forecast revenue that was not recognized is disclosed as hedge ineffectiveness.

As cash flow hedges mature in the same quarter as the hedged item, there is no significant ineffectiveness resulting from time value of money. The group will validate the magnitude of the impact of discounting related to the amount of profit or loss recognized in other comprehensive income on a quarterly basis.

The Group also applies cash flow hedging to future interest cash flows in foreign currency related to issued bonds. These future interest cash flows are hedged with cross currency swaps that have been designated partly as fair value hedges and partly as cash flow hedges. The accumulated profit or loss for the part of these cross currency swaps designated as cash flow hedges is initially recorded in hedging reserve and recycled to profit or loss at the time when the related interest cash flows are settled. The Group separates the foreign currency basis spread from cross currency swaps and excludes it from the hedge relationship as cost of hedging that is initially recognized and subsequently measured at fair value and recorded in cost of hedging reserve in other comprehensive income.

The Group has also entered into foreign exchange forwards in relation to forecast sales and purchases that do not qualify as highly probable forecast transactions and hence do not satisfy the requirements for hedge accounting. For these foreign exchange forwards the gains and losses are recognized in other income and expenses in the consolidated income statement.

Cash flow hedges: hedging of foreign currency risk of highly probable business acquisitions and other transactions

From time to time the Group hedges the cash flow variability due to foreign currency risk inherent in highly probable business acquisitions and other future transactions that result in the recognition of non-financial assets. Due to hedge accounting the fair value changes of the hedging instrument is deferred to hedging reserve in other comprehensive income and when those non-financial assets are recognized in the statement of financial position, the accumulated gains and losses are derecognized from hedging reserve and included in the initial acquisition cost of the asset. The deferred amounts are ultimately recognized in the consolidated income statement as a result of goodwill assessments for business acquisitions and through depreciation or amortization for other assets. The application of hedge accounting is conditional on the forecast transaction being highly probable and the effectiveness assessment ensuring that an economic relationship exists between the hedging instruments and the hedged item.

The Group only designates the spot element of the foreign exchange forward contract as the hedging instrument. Currency options, or option strategies, may also be used for cash flow hedging, in which case the intrinsic value of the option is designated as the hedging instrument. For qualifying foreign exchange forwards and foreign exchange options, the change in fair value that reflects the change in spot exchange rates on a discounted basis is recognized in hedging reserve in other comprehensive income. The changes in the forward element of the foreign exchange forwards and the time value of the options that relate to hedged items are deferred in the cost of hedging reserve in other comprehensive income and are subsequently accounted for in the same way as the spot element or intrinsic value.

Fair value hedges: hedging of foreign exchange exposure

In certain cases, mainly related to long-term construction projects, the Group applies fair value hedge accounting for foreign exchange risk with the objective to reduce the exposure to fluctuations in the fair value of firm commitments due to changes in foreign exchange rates. Changes in the fair value of both spot and forward elements of the derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of the hedged firm commitments attributable to the hedged risk, are recorded in financial income and expenses in the consolidated income statement.

Fair value hedges: hedging of interest rate exposure

The Group applies fair value hedge accounting to reduce exposure to fair value fluctuations of interest-bearing liabilities due to changes in interest rates and foreign exchange rates. The Group uses interest rate swaps and cross currency swaps aligned with the hedged items to hedge interest rate risk and associated foreign exchange risk.

The Group has entered into long-term borrowings mainly at fixed rate and swapped a portion of them into floating rates in line with a defined target interest profile. The Group aims to mitigate the adverse impacts from interest rate fluctuations by continuously managing net interest exposure resulting from financial assets and liabilities by setting appropriate risk management benchmarks and risk limits. The hedged item is identified as a proportion of the outstanding loans up to the notional amount of the swaps as appropriate to achieve the risk management objective. The group enters into interest rate swaps that have similar critical terms as the hedged item, such as reference rate, reset dates, payment dates, maturities and notional amount. The Group has not entered into interest rate swaps where it would be paying fixed rate.

The Group’s borrowings are carried at amortized cost. Changes in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of hedged liabilities attributable to the hedged risk, are recorded in financial income and expenses in the consolidated income statement. The Group separates the foreign currency basis spread from cross currency swaps and excludes it from the hedged risk as cost of hedging that is initially recognized and subsequently measured at fair value and recorded in cost of hedging reserve in other comprehensive income. If the hedged item no longer meets the criteria for hedge accounting, hedge accounting ceases and any fair value adjustments made to the carrying amount of the hedged item as well as cost of hedging recorded in cost of hedging reserve while the hedge was effective are recognized in financial income and expenses in the consolidated income statement based on the effective interest method.

Hedges of net investments in foreign operations

The Group applies hedge accounting for its foreign currency hedging of selected net investments. Hedged item can be an amount of net assets equal to or less than the carrying amount of the net assets of the foreign operation in the Group consolidated financial statements. The risk management strategy is to protect the euro counter value of the portion of this exposure expected to materialize as non-euro cash repatriation in the foreseeable future.

The Group only designates the spot element of the foreign exchange forward contract as the hedging instrument. Currency options, or option strategies, may also be used for net investment hedging, in which case the intrinsic value of the option is designated as the hedging instrument. Hedge effectiveness is assessed at inception and quarterly during the hedge relationship to ensure that an economic relationship exists. As the Group only enters in hedge relationships where the critical terms match, the assessment of effectiveness is done on a qualitative basis.

For qualifying foreign exchange forwards, foreign exchange options and option strategies, the change in fair value that reflects the change in spot exchange rates is recognized in translation differences within consolidated shareholders’ equity. The changes in the forward element of foreign exchange forwards as well as the changes in the time value of options (collectively known as the “cost of hedging”) is recognized in cost of hedging reserve in other comprehensive income. The cost of hedging at the date of designation of the foreign exchange forward or option contract as a hedging instrument is amortized to financial income and expenses in the consolidated income statement over the duration of the contract. Hence, in each reporting period, the change in fair value of forward element of the foreign exchange forward contract or time value of the option contract is recorded in cost of hedging reserve, whilst the amortization amount is reclassified from cost of hedging reserve to profit or loss.

Accumulated changes in fair value from qualifying hedges are derecognized from translation differences within consolidated shareholders’ equity on the disposal of all or part of a foreign subsidiary by sale, liquidation, repayment of share capital or abandonment. The cumulative amount or proportionate share of changes in the fair value of qualifying hedges deferred in translation differences is recognized as income or expense when the gain or loss on disposal is recognized.

Provisions

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate of the amount can be made. When the Group expects a provision to be reimbursed, the reimbursement is recognized as an asset only when the reimbursement is virtually certain. The Group assesses the adequacy of its existing provisions and adjusts the amounts as necessary based on actual experience and changes in facts and circumstances as of each reporting date.

Restructuring provisions

The Group provides for the estimated cost to restructure when a detailed formal plan of restructuring has been completed, approved by management, and announced. Restructuring costs consist primarily of personnel restructuring charges. The other main components are costs associated with exiting real estate locations, and costs of terminating certain other contracts directly linked to the restructuring.

Warranty provisions

The Group provides for the estimated liability to repair or replace products under standard warranty at the time revenue is recognized. The provision is an estimate based on historical experience of the level of repairs and replacements.

Litigation provisions

The Group provides for the estimated future settlements related to litigation based on the probable outcome of potential claims.

Environmental provisions

The Group provides for estimated costs of environmental remediation relating to soil, groundwater, surface water and sediment contamination when the Group becomes obliged, legally or constructively, to rectify the environmental damage, or to perform restorative work.

Project loss provisions

Project loss provisions relate to contracts with customers and are evaluated at a contract level. The Group provides for onerous contracts based on the lower of the expected cost of fulfilling the contract and the expected cost of terminating the contract. An onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Divestment-related provisions

The Group provides for indemnifications it is required to make to the buyers of its disposed businesses.

Material liability provisions

The Group recognizes the estimated liability for non-cancellable purchase commitments for inventory in excess of forecasted requirements at each reporting date.

Other provisions

The Group provides for uncertain taxes, other legal and constructive obligations based on the expected cost of executing any such commitments.

Treasury shares

Treasury shares

The Group recognizes its own equity instruments that are acquired (treasury shares) as a reduction of equity at cost of acquisition. When cancelled, the acquisition cost of treasury shares is recognized in retained earnings or other distributable funds of the equity.

Dividends

Dividends

Until 2018, Dividends proposed by the Board of Directors were recognized in the consolidated financial statements when they were approved by the shareholders at the Annual General Meeting. From 2019 onwards, and applicable for the first time for distribution of funds for 2018, dividends and capital repayments are recognized in the consolidated financial statements when the Board of Directors has approved the quarterly payment in accordance with the authorization granted by Annual General Meeting.

New and amended standards and interpretations adopted

New and amended standards and interpretations adopted

The Group has adopted IFRS 9, Financial Instruments (IFRS 9) and IFRS 15, Revenue from Contracts with Customers (IFRS 15) on their effective date of January 1, 2018. The impact of adoption on the Group’s consolidated financial statements is described in detail below.

Other amendments and interpretations effective in 2018 did not have a material impact on the Group’s consolidated financial statements.

The following table shows the adjustments recognized for each individual line item in the consolidated statement of financial position. Line items that were not affected by the changes have not been included, and as a result, the subtotals and totals cannot be calculated from the numbers provided. The adjustments are explained in more detail by standard below.

Consolidated statement of financial position (extract):

EURm	December 31, 2017	IFRS 9	IFRS 15	January 1, 2018
ASSETS
Non-current financial investments	–	679	–	679
Available-for-sale investments	816	(816)	–	–
Deferred tax assets	4 582	9	–	4 591
Other non-current financial assets	215	132	–	347
Non-current assets	21 160	4	–	21 164
Trade receivables	6 880	(46)	(1 728)	5 106
Contract assets	–	–	1 919	1 919
Prepaid expenses and accrued income	1 259	–	(217)	1 042
Other financial assets	302	4	–	306
Current financial investments	–	907	–	907
Available-for-sale investments, liquid assets	911	(911)	–	–
Current assets	19 841	(46)	(26)	19 769
Total assets	41 024	(43)	(26)	40 955
SHAREHOLDERS' EQUITY AND LIABILITIES
Fair value and other reserves	1 094	(252)	–	842
Retained earnings	1 147	214	(16)	1 345
Total equity	16 218	(38)	(16)	16 164
Deferred tax liabilities	413	(5)	(5)	403
Contract liabilities	–	–	1 216	1 216
Deferred revenue and other long-term liabilities	2 986	–	(1 216)	1 770
Non-current liabilities	12 062	(5)	(5)	12 052
Contract liabilities	–	–	2 478	2 478
Accrued expenses, deferred revenue and other liabilities	6 666	–	(2 483)	4 183
Current liabilities	12 744	–	(5)	12 739
Total shareholders' equity and liabilities	41 024	(43)	(26)	40 955

IFRS 9 Financial Instruments

IFRS 9, Financial Instruments, was issued in July 2014 and it replaces IAS 39, Financial Instruments: Recognition and Measurement (IAS 39). IFRS 9 addresses the classification and measurement of financial assets and liabilities, introduces a new impairment model and a new hedge accounting model. On adoption, the Group has not restated comparative periods but presents the cumulative effect of adopting IFRS 9 as a transition adjustment to the opening balance of other comprehensive income and retained earnings as of January 1, 2018.

The effect of changes to the Group’s financial statement due to the adoption of IFRS 9 are described below. For IFRS 9 compliant accounting principles for financial instruments, refer to Note 2, Significant accounting policies.

Classification and measurement of financial assets

The Group has classified its financial assets in the following three categories: financial assets measured at amortized cost, financial assets measured at fair value through other comprehensive income and financial assets measured at fair value through profit and loss. The selection of the appropriate category is based both on the Group’s business model for managing the financial asset and on the contractual cash flows characteristics of the financial asset. The new asset classes replace the following IAS 39 asset classification categories: available-for-sale investments, derivative and other current financial assets, loan receivables, trade receivables, financial assets at fair value through profit or loss.

Non-current Investments: Investments in unlisted private equity shares, technology-related publicly quoted shares and unlisted venture funds are classified as fair value through profit and loss. Under IAS 39 these items were classified as available-for-sale. Fair valuation is recorded in other income and expenses based on the business model assessment performed in conjunction with IFRS 9 transition.

Other non-current financial assets: Restricted bank deposits are classified as amortized cost. Under IAS 39 these items were classified as available-for-sale.

Loan receivables: The Group’s business model for managing loans to customers and suppliers is both to collect contractual cash flows and to sell assets and hence customer finance assets are initially recognized and subsequently re-measured at fair value through other comprehensive income. Under IAS 39 these items were measured at amortized cost less impairment using the effective interest method.

Derivatives: There is no change in the classification or measurement of derivative assets not designated in hedge accounting relationships apart from embedded derivatives: based on IFRS 9, the whole contract is evaluated based on the classification criteria and then classified as its entirety. Based on IAS 39 embedded derivatives were measured at fair value through profit and loss.

Current Investments: Fixed income and money market securities are classified as fair value through other comprehensive income in case the instrument characteristics fulfil the criteria of payments of solely principal and interest and are not part of a structured investment (formerly classified as available-for-sale investments). Other investments are classified at fair value through profit or loss.

Trade receivables: The Group’s business model for managing trade receivables is holding receivables to collect contractual cash flows and selling receivables. Hence, trade receivables are initially recognized at notional amounts and subsequently re-measured at fair value through other comprehensive income. IAS 39 measured these trade receivables at amortized cost.

Classification and measurement of financial liabilities

The Group classifies derivative liabilities at fair value through profit and loss and all other financial liabilities at amortized cost. These category classes replace the IAS 39 classes derivative and other financial liabilities, compound financial instruments, loans payable, and account payable. The implementation of IFRS 9 has not had a material effect on the classification and measurement of financial liabilities.

Impairment

The Group assesses expected credit losses on financial assets on a forward-looking basis whereas the impairment provision under IAS 39 was based on actual credit losses. Expected credit losses are calculated based on credit rating profile and estimated recovery rate as well as any other specific indicators on counterparty creditworthiness. The impairment requirements concern the following financial assets: customer loans and current investments measured at fair value through other comprehensive income, financial assets measured at amortized cost as well as financial guarantee contracts and loan commitments. Based on the Group’s assessment of these financial assets at the reporting date only the expected credit loss for customer loans and loan commitments was not deemed immaterial.

A loss allowance is recognized based on 12-month expected credit losses unless the credit risk for the financial instrument has increased significantly since initial recognition. For trade receivables and contract assets, the Group applies a simplified approach to recognizing a loss allowance based on lifetime expected credit losses.

Hedge accounting

As the Group’s foreign exchange risk management policy and hedge accounting model have been aligned with the requirements of IFRS 9, all hedging relationships qualify for treatment as continuing hedging relationship. The requirement for hedge effectiveness of 80-125 % has been removed from IFRS 9 and the effectiveness of hedging is evaluated based on the economic relationship between the hedging instrument and hedged item. The Group is separating the forward element and the spot element of a foreign exchange forward contract and designates as the hedging instrument only the change in the value of the spot element of the foreign exchange forward contract. The Group also separates the time value of options and the foreign currency basis spread of cross currency swaps. These hedging costs are mainly recognized in other comprehensive income and subsequently accounted for in the same way as the intrinsic value. Under IAS 39 these costs were recognized in profit and loss as they occurred.

The monetary and line-by-line impact of the changes to classification and measurement of financial assets in the consolidated statement of financial position is described in more detail below.

	IAS 39	IFRS 9	December 31, 2017	January 1, 2018	Change in	Change in
EURm	classification	classification	(IAS 39)	(IFRS 9)	classification	measurement
Non-current financial investments(1)
Investments in private equity(2)	Available-for-sale	FVPL	679	679
Restricted bank deposits(3)	Available-for-sale	Amortized cost	137		(137)
Other non-current financial assets
Restricted bank deposits(3)	Available-for-sale	Amortized cost		137	137
Non-current customer financing(4)	Amortized cost	FVOCI	75	70		(5)
Other non-current financial assets	FVPL	FVPL	107	107
Other non-current financial assets	Amortized cost	Amortized cost	33	33
Other current financial assets including derivatives
Derivatives	FVPL	FVPL	196	196
Current portion of customer financing(4)	Amortized cost	FVOCI	84	84
Other current financial assets(3)	Amortized cost	Amortized cost	22	26	4
Trade receivables
Trade receivables(5)	Amortized cost	FVOCI	6 880	6 834		(46)
Current financial investments(1)
Available-for-sale investments, liquid assets(6)	FVOCI	FVPL		84	84
Available-for-sale investments, liquid assets(3)(6)	FVOCI	FVOCI	911	823	(88)
Cash and cash equivalents
Financial investments at fair value through profit and loss	Amortized cost	FVPL	1 962	1 962
Financial investments at amortized cost	Amortized cost	Amortized cost	5 407	5 407

Deferred tax assets and liabilities
Deferred tax assets			4 582	4 591		9
Deferred tax liabilities			413	408	(2)	(3)

Shareholders' equity
Fair value and other reserves(2)(4)(5)(7)(8)			1 094	842	(210)	(42)
Retained earnings(2)(7)(8)			1 147	1 361	212	2

(1)   In 2017, Non-current financial investments were presented as Available-for-sale investments and Current financial investments were presented as Available-for-sale investments, liquid assets under IAS 39.

(2)   Upon initial application of IFRS 9, the accumulated net positive fair value changes for the Group’s investments in venture funds, a gain of EUR 226 million, formerly recorded to other comprehensive income, has been presented as a transition adjustment to opening balance of retained earnings. There was no change in the valuation nor carrying amount of these assets.

(3)   Certain restricted bank deposits classified mainly as non-current available-for-sale investments under IAS 39 are classified as amortized cost. There was no change in the carrying amount of these deposits.

(4)   The initial fair value adjustment for customer finance assets of a loss of EUR 5 million has been presented in opening balance of other comprehensive income as a transition adjustment.

(5)   The initial fair value adjustment for trade receivables of a loss of EUR 46 million has been presented in opening balance of other comprehensive income as a transition adjustment.

(6)   The Group has assessed the investments classified under IAS 39 as current available-for-sale, liquid assets, and has classified certain investment funds to be measured at fair value through profit or loss at the adoption of IFRS 9. The rest of these investments satisfy the conditions for classification at fair value through other comprehensive income.

(7)   The Group has assessed the impact of the new impairment model. As the credit quality of the Group’s fixed income and money market investments is high, there is no significant impact from the new model. There was an impact of EUR 9 million loss to loans extended to the Group’s customers as the new model results in an earlier recognition of credit losses that has been recorded in opening balance of other comprehensive income and retained earnings as a transition adjustment.

(8)   For cash flow hedge accounting, the Group has elected to defer cost of hedging in other comprehensive income until the hedged item impacts profit and loss. As a result, a loss of EUR 10 million for accumulated cost of hedging related to hedges under cash flow hedge accounting at the end of 2017 has been presented in opening balance of other comprehensive income and retained earnings as a transition adjustment. For net investment hedge accounting, The Group has elected to defer cost of hedging in other comprehensive income and amortize it over the duration of the hedge. The initial adjustment related to treatment of cost of net investment hedging was not significant.

The numbers presented in the footnotes above are gross of tax. The tax impact of IFRS 9 transition adjustments has been recorded to deferred tax assets, deferred tax liabilities, fair value and other reserves or retained earnings as applicable.

IFRS 15 Revenue from Contracts with Customers

On January 1, 2018, the Group adopted IFRS 15, Revenue from Contracts with Customers. IFRS 15 establishes a five-step model that applies to revenue arising from contracts with customers and replaces IAS 18, Revenue, and IAS 11, Construction contracts. Under IFRS 15, revenue is recognized to reflect the transfer of promised goods and services to customers for amounts that reflect the consideration to which the Group expects to be entitled in exchange for those goods and services.

The Group adopted the standard by applying the modified retrospective transition method to all contracts that were not completed contracts at the date of adoption and has presented the cumulative effect of adopting IFRS 15 as an adjustment to the opening balance of retained earnings as of January 1, 2018. The IFRS 15 adoption-related adjustments to the year-end 2017 consolidated statement of financial position and the resulting 2018 opening balance sheet are presented above. Adoption of the standard resulted in a post-tax decrease of retained earnings of EUR 16 million in the opening balance sheet of 2018, with offsetting entries in contract assets and contract liabilities.

The main impacts of the adoption of IFRS 15 are summarized below including a significant change in presentation within the consolidated statement of financial position.

Identification of a contract

In accordance with IFRS 15, management concluded that only legally enforceable rights should be considered in evaluating the accounting for contracts with customers. As such, frame agreements are accounted for based on the issuance of subsequent purchase orders under the frame agreements. Previously, a broader contract definition was permitted for accounting purposes.

Software revenue

In accordance with IFRS 15, revenue related to licenses and other software is recognized over time or at the point in time when a performance obligation is satisfied. Previously, certain software revenue arrangements were recorded as revenue over a fixed term subscription period. Upon the adoption of IFRS 15, this change may result in larger fluctuations in revenue between quarters than under the previous standard. In 2018, this change did not have a material impact.

Establishment of contract asset and contract liability balances

Upon adoption of IFRS 15, the Group has established contract asset and contract liability balances for each of its customer contracts in its consolidated statement of financial position, depending on the relationship between the Group’s performance and the customer’s payment for each individual contract. On a net basis, a contract asset position represents where the Group has performed by transferring goods or services to a customer before the customer has paid the consideration or payment is due. Conversely, a contract liability position represents where a customer has paid the consideration or payment is due, but the Group has not yet transferred goods or services to the customer. Upon adoption of the standard, the Group identified discount accruals that do not require the customer to purchase additional goods and services and should thus be presented separately from contract liabilities in the consolidated statement of financial position. Refer to Note 28, Accrued expenses, deferred revenue and other liabilities.

New and amended standards and interpretations issued but not yet effective

New and amended standards and interpretations issued but not yet effective

The following new and revised standards, amendments and interpretations to existing standards that have been issued by the IASB but are not yet effective are expected to be relevant to the Group’s operations and financial position when adopted.

Other new and revised standards, amendments and interpretations to existing standards issued by the IASB that are not yet effective, except what has been described below, are not expected to have a material impact on the consolidated financial statements of the Group when adopted.

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

IFRS 16 Leases

IFRS 16, Leases, (IFRS 16) was issued in January 2016 and sets out the requirements for the recognition, measurement, presentation and disclosure of leases. IFRS 16 provides a single lessee accounting model, requiring lessees to recognize right-of-use assets and lease liabilities for most leases, excluding short-term leases, in the consolidated statement of financial position.

The Group will adopt IFRS 16 on the effective date of January 1, 2019 using the cumulative catch-up transition method. In accordance with the IFRS 16 transition guidance, comparative information will not be restated. On adoption, all right-of-use assets (prior to adjustment for prepaid assets, accrued lease payments and onerous lease contract provisions) will be recorded with an equivalent value recorded for the related lease liabilities. Key judgments and estimates used under IFRS 16 primarily relate to the evaluation of lease terms and the use of discount rates.

In Note 30, Commitments and contingencies, the Group disclosed non-cancellable operating lease commitments of EUR 1 099 million, of which the majority relates to real estate operating lease commitments. As of the date of this 20-F, the impact of the new standard on the Group's financial statements is not reasonably estimable. The Group expects that the lease liability recorded at the date of adoption will differ from non-cancellable lease commitments mainly due to excluding non-cancellable operating lease commitments for onerous lease contracts and for properties not available for use by the Group at the adoption date, the judgments of including lease extension option periods in determining lease term and the impact from discounting future lease payments to present value.

IFRS 16 allows for entities to elect a number of practical expedients to simplify the initial adoption of IFRS 16, as well as the ongoing application of IFRS 16.

The Group will elect to adopt the following practical expedients upon transition:

▪	The Group will apply IFRS 16 to contracts that were previously identified as leases applying IAS 17, Leases, and IFRIC 4, Determining whether an Arrangement contains a Lease;
▪

The Group will adjust the right-of-use assets by the amount of onerous lease contract provisions recognized in the consolidated statement of financial position in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets;

▪	The Group will exclude initial direct costs related to the execution of lease contracts from the measurement of the right-of-use assets; and
▪	The Group will apply hindsight to estimate the lease term for all lease contracts existing on the effective date of January 1, 2019.

The Group will elect to adopt the following practical expedients on an ongoing basis:

▪	The Group will not separate non-lease components from lease components and will instead account for each lease component and associated non-lease component as a single lease component; and

The Group will not recognize any short-term leases on the consolidated statement of financial position where the lease term is 12 months or less at the lease commencement date. Instead, the Group will recognize the lease payments associated with short-term leases as an expense recognized on a basis representative of the pattern of the lease’s benefit.